Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Allowance for doubtful accounts	$ 4,160	$ 12,564
Obsolescence reserve	2,453	888
Accumulated amortization of intangible assets	21,293	15,476
Accumulated amortization of deferred financing costs	$ 9,316	$ 6,266
Stockholders' equity:
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	76,443,926	75,278,406
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Treasury stock, shares	167,643	54,313